Portfolio of Investments – as of March 31, 2024 (Unaudited)
Natixis Oakmark International Fund

Shares	Description	Value (†)
Common Stocks — 94.6% of Net Assets
	Australia — 0.3%
90,700	Brambles Ltd.	$954,536
	Belgium — 1.2%
72,300	Anheuser-Busch InBev SA	4,401,189
	Canada — 1.5%
146,200	Open Text Corp.	5,672,933
	China — 1.7%
700,200	Alibaba Group Holding Ltd.	6,331,787
	Denmark — 1.3%
30,300	DSV AS	4,925,405
	France — 16.3%
130,675	Accor SA	6,100,746
205,191	BNP Paribas SA	14,608,548
17,366	Capgemini SE	3,996,101
69,800	Danone SA	4,512,208
97,110	Edenred SE	5,185,160
85,500	Eurofins Scientific SE	5,446,384
24,290	Kering SA	9,620,862
31,092	Publicis Groupe SA	3,389,666
293,325	Valeo SE	3,667,232
288,251	Worldline SA(a)	3,566,104
		60,093,011
	Germany — 26.0%
23,000	adidas AG	5,138,860
26,961	Allianz SE	8,080,673
394,330	Bayer AG	12,076,183
70,600	Bayerische Motoren Werke AG	8,145,742
49,222	Brenntag SE	4,148,479
114,073	Continental AG	8,234,345
152,081	Daimler Truck Holding AG	7,706,666
246,800	Fresenius Medical Care AG	9,483,204
277,900	Fresenius SE & Co. KGaA	7,494,073
55,842	Henkel AG & Co. KGaA	4,023,606
135,614	Mercedes-Benz Group AG, (Registered)	10,799,881
14,789	SAP SE	2,879,697
29,900	Siemens AG	5,709,072
385,000	thyssenkrupp AG	2,065,301
		95,985,782
	India — 0.6%
186,575	Axis Bank Ltd.	2,351,477
	Indonesia — 0.2%
1,747,200	Bank Mandiri Persero Tbk. PT	794,963
	Ireland — 1.6%
34,326	Ryanair Holdings PLC, ADR	4,997,523
18,400	Smurfit Kappa Group PLC	838,963
		5,836,486
	Italy — 2.4%
2,496,935	Intesa Sanpaolo SpA	9,065,207
	Japan — 3.0%
293,000	Fujitsu Ltd.	4,689,172
121,200	Komatsu Ltd.	3,586,401
62,900	Recruit Holdings Co. Ltd.	2,761,736
		11,037,309
	Korea — 1.6%
42,332	NAVER Corp.	5,881,085
	Netherlands — 5.2%
52,100	Akzo Nobel NV	3,892,780
Shares	Description	Value (†)
	Netherlands — continued
51,935	EXOR NV	$5,779,655
300,796	Prosus NV	9,415,026
		19,087,461
	Spain — 1.3%
72,294	Amadeus IT Group SA	4,641,034
	Sweden — 3.1%
139,500	Sandvik AB	3,097,007
231,003	SKF AB, Class B	4,715,882
138,900	Volvo AB, Class B	3,764,391
		11,577,280
	Switzerland — 7.8%
17,083	Cie Financiere Richemont SA, Class A	2,600,723
1,250,880	Glencore PLC	6,864,274
44,553	Holcim AG	4,036,356
35,462	Novartis AG, (Registered)	3,434,792
21,190	Roche Holding AG	5,410,207
8,973	Schindler Holding AG	2,258,666
17,599	Swatch Group AG	4,105,531
		28,710,549
	United Kingdom — 16.0%
67,000	Ashtead Group PLC	4,772,354
19,800	Bunzl PLC	761,857
89,300	Compass Group PLC	2,619,405
208,177	Informa PLC	2,184,194
193,893	Liberty Global Ltd., Class A(a)	3,280,670
20,161,600	Lloyds Banking Group PLC	13,185,596
1,153,100	Prudential PLC	10,814,428
82,600	Reckitt Benckiser Group PLC	4,708,616
1,369,682	Schroders PLC	6,507,147
124,000	Smith & Nephew PLC	1,552,354
96,200	Smiths Group PLC	1,994,082
706,440	WPP PLC	6,695,022
		59,075,725
	United States — 3.5%
996,992	CNH Industrial NV	12,921,016
	Total Common Stocks (Identified Cost $326,537,986)	349,344,235

Preferred Stocks — 1.7%
	Korea — 1.7%
126,700	Samsung Electronics Co. Ltd., 1.594%, (KRW) (Identified Cost $6,712,969)	6,323,875

Principal Amount
Short-Term Investments — 2.5%
$9,239,010	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/2024 at 3.500% to be repurchased at $9,242,603 on 4/01/2024 collateralized by $10,158,900 U.S. Treasury Note, 0.750% due 4/30/2026 valued at $9,423,806 including accrued interest(b) (Identified Cost $9,239,010)	9,239,010
	Total Investments — 98.8% (Identified Cost $342,489,965)	364,907,120
	Other assets less liabilities — 1.2%	4,495,241
	Net Assets — 100.0%	$369,402,361

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of March 31, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

KRW	South Korean Won
Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2024, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$ —	$954,536	$ —	$954,536
Belgium	—	4,401,189	—	4,401,189
China	—	6,331,787	—	6,331,787
Denmark	—	4,925,405	—	4,925,405
France	—	60,093,011	—	60,093,011
Germany	—	95,985,782	—	95,985,782
India	—	2,351,477	—	2,351,477
Indonesia	—	794,963	—	794,963
Ireland	4,997,523	838,963	—	5,836,486
Italy	—	9,065,207	—	9,065,207
Japan	—	11,037,309	—	11,037,309
Korea	—	5,881,085	—	5,881,085
Netherlands	—	19,087,461	—	19,087,461
Spain	—	4,641,034	—	4,641,034
Sweden	—	11,577,280	—	11,577,280
Switzerland	—	28,710,549	—	28,710,549
United Kingdom	3,280,670	55,795,055	—	59,075,725
All Other Common Stocks	18,593,949	—	—	18,593,949
Total Common Stocks	26,872,142	322,472,093	—	349,344,235
Preferred Stocks(a)	—	6,323,875	—	6,323,875
Short-Term Investments	—	9,239,010	—	9,239,010
Total Investments	$26,872,142	$338,034,978	$—	$364,907,120

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at March 31, 2024 (Unaudited)
Banks	10.8%
Machinery	10.3
Textiles, Apparel & Luxury Goods	5.8
Pharmaceuticals	5.7
Automobiles	5.1
Insurance	5.1
Health Care Providers & Services	4.6
Broadline Retail	4.2
Financial Services	4.0
Hotels, Restaurants & Leisure	3.6
Media	3.3
Automobile Components	3.2
Trading Companies & Distributors	2.6
Metals & Mining	2.5
Household Products	2.4
IT Services	2.4
Software	2.3
Industrial Conglomerates	2.0
Other Investments, less than 2% each	16.4
Short-Term Investments	2.5
Total Investments	98.8
Other assets less liabilities	1.2
Net Assets	100.0%

Currency Exposure Summary at March 31, 2024 (Unaudited)
Euro	52.6%
British Pound	17.0
United States Dollar	8.3
Swiss Franc	5.9
South Korean Won	3.3
Swedish Krona	3.1
Japanese Yen	3.0
Other, less than 2% each	5.6
Total Investments	98.8
Other assets less liabilities	1.2
Net Assets	100.0%